SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Computation of Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 30, 2023	Sep. 30, 2023	Jul. 01, 2023	Apr. 01, 2023	Dec. 31, 2022	Sep. 24, 2022	Jun. 25, 2022	Mar. 26, 2022	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021
Numerator:
Net Income (Loss)	$ 103,447	$ 134,035	$ 150,761	$ 126,069	$ 132,589	$ 167,241	$ 203,118	$ 189,703	$ 514,312	$ 692,651	$ 535,640
Adjustment for earnings allocated to non-vested restricted common stock equivalents									(25,139)	(27,488)	(17,342)
Net earnings for calculating EPS									$ 489,173	$ 665,163	$ 518,298
Denominator:
Weighted average shares outstanding (in shares)									62,683	62,667	62,209
Adjustment for non-vested restricted common stock equivalents (in shares)									(3,064)	(2,487)	(2,014)
Shares for calculating basic EPS (in shares)									59,619	60,180	60,195
Effect of dilutive restricted common stock equivalents (in shares)									1,020	473	159
Shares for calculating diluted EPS (in shares)									60,639	60,653	60,354
Net earnings per share
Basic (USD per share)	$ 1.65	$ 2.14	$ 2.40	$ 2.01	$ 2.12	$ 2.68	$ 3.24	$ 3.01	$ 8.21	$ 11.05	$ 8.61
Diluted (USD per share)	$ 1.62	$ 2.10	$ 2.36	$ 1.98	$ 2.10	$ 2.66	$ 3.23	$ 3.00	$ 8.07	$ 10.97	$ 8.59